SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2021
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION	SUPPLEMENTAL CASH FLOW INFORMATION

	For the year ended December 31,
US$ MILLIONS	2021	2020	2019
Interest paid	$1,074	$985	$829
Income taxes paid	$262	$172	$179
Amounts paid and received for interest were reflected as operating cash flows in the Consolidated Statements of Cash Flows. Interest paid is net of debt related hedges.
Amounts paid for income taxes were reflected as either operating cash flows or investing cash flows in the Consolidated Statements of Cash Flows depending upon the nature of the underlying transaction.
Details of “Changes in non-cash working capital, net” on the Consolidated Statements of Cash Flows are as follows:

	For the year ended December 31,
US$ MILLIONS	2021	2020	2019
Accounts receivable	$(190)	$284	$42
Prepayments	(11)	(415)	(120)
Accounts payable and other	(323)	(89)	146
Changes in non-cash working capital, net(1)	$(524)	$(220)	$68

(1)During the year ended December 31, 2021, changes in non-cash working capital include a $0.3 billion, (2020: $0.3 billion, 2019: $nil) reduction to cash related to the impact of finance lease receivables signed at our North American residential energy infrastructure operation. The operation presents an outflow for the cost of inventory within the operating cash flows, and given the business has been securitized since 2019, the corresponding cash outflows are more than offset by increases in non-recourse borrowings under financing activities on the Consolidated Statements of Cash Flows.